Investment Objectives and Goals - Small Cap Special Values Fund	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: SMALL CAP CORE FUND (FORMERLY, SMALL CAP SPECIAL VALUES FUND)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve capital appreciation.